LEASES	12 Months Ended
Jan. 31, 2022
Leases [Abstract]
LEASES	LEASES
We have entered into operating leases primarily for corporate offices, research and development facilities, and automobiles. Our leases have remaining lease terms of 1 year to 6 years. During the year ended January 31, 2021, we purchased the infrastructure equipment historically recorded as finance leases and capitalized the purchased assets to property and equipment, net. We do not have any finance leases as of January 31, 2022 and 2021.

The components of lease expenses for the years ended January 31, 2022 and 2021 were as follows:

	Year Ended January 31,
(in thousands)	2022	2021
Operating lease expenses	$9,552	$11,133
Finance lease expenses:
Amortization of right-of-use assets	—	84
Interest on lease liabilities	—	102
Total finance lease expenses	—	186
Variable lease expenses	5,566	3,349
Short-term lease expenses	213	34
Total lease expenses	$15,331	$14,702

During the year ended January 31, 2022 and 2021, we decided to exit certain leased offices primarily due to our workforce operating under remote work environments in certain locations due to COVID-19, resulting in accelerated operating lease expenses of $0.8 million and $0.7 million, respectively.

Other information related to leases was as follows:

	Year Ended January 31,
(dollars in thousands)	2022	2021
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$8,733	$8,822
Operating cash flows from finance leases	$—	$102
Financing cash flows from finance leases	$—	$492
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$3,756	$5,869
Weighted average remaining lease terms
Operating leases	4 years	6 years
Weighted average discount rates
Operating leases	4.8%	4.8%

Maturities of lease liabilities as of January 31, 2022 were as follows:

January 31, 2022
(in thousands)	Operating Leases
Year Ending January 31,
2023	$8,411
2024	7,673
2025	6,718
2026	4,267
2027	335
Thereafter	5
Total future minimum lease payments	27,409
Less imputed interest	(2,821)
Total	$24,588

Reported as of January 31, 2022:
Accrued expenses and other current liabilities	$7,409
Operating lease liabilities	17,179
Total	$24,588

LEASES	LEASES
We have entered into operating leases primarily for corporate offices, research and development facilities, and automobiles. Our leases have remaining lease terms of 1 year to 6 years. During the year ended January 31, 2021, we purchased the infrastructure equipment historically recorded as finance leases and capitalized the purchased assets to property and equipment, net. We do not have any finance leases as of January 31, 2022 and 2021.

The components of lease expenses for the years ended January 31, 2022 and 2021 were as follows:

	Year Ended January 31,
(in thousands)	2022	2021
Operating lease expenses	$9,552	$11,133
Finance lease expenses:
Amortization of right-of-use assets	—	84
Interest on lease liabilities	—	102
Total finance lease expenses	—	186
Variable lease expenses	5,566	3,349
Short-term lease expenses	213	34
Total lease expenses	$15,331	$14,702

During the year ended January 31, 2022 and 2021, we decided to exit certain leased offices primarily due to our workforce operating under remote work environments in certain locations due to COVID-19, resulting in accelerated operating lease expenses of $0.8 million and $0.7 million, respectively.

Other information related to leases was as follows:

	Year Ended January 31,
(dollars in thousands)	2022	2021
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$8,733	$8,822
Operating cash flows from finance leases	$—	$102
Financing cash flows from finance leases	$—	$492
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$3,756	$5,869
Weighted average remaining lease terms
Operating leases	4 years	6 years
Weighted average discount rates
Operating leases	4.8%	4.8%

Maturities of lease liabilities as of January 31, 2022 were as follows:

January 31, 2022
(in thousands)	Operating Leases
Year Ending January 31,
2023	$8,411
2024	7,673
2025	6,718
2026	4,267
2027	335
Thereafter	5
Total future minimum lease payments	27,409
Less imputed interest	(2,821)
Total	$24,588

Reported as of January 31, 2022:
Accrued expenses and other current liabilities	$7,409
Operating lease liabilities	17,179
Total	$24,588